Accrued Expenses	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued Expenses

Note 9 — Accrued Expenses

The following table summarizes accrued expenses:

	December 31,
	2023	2022
Accrued payroll	$516,754	$20,856
Accrued acquisition costs	440,164	—
Accrued professional services	172,700	—
Accrued taxes and licenses	124,250	—
Accrued legal	113,483	20,638
Accrued board fees	89,750	—
Accrued marketing	82,115	—
Accrued other	102,337	—
Total accrued expenses	$1,641,553	$41,494